Derivative Liability - Warrants and Derivative Liability - Conversion Option - Schedule of Changes in Level 3 Liabilities Measured at Fair Value (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Balance	$ 26,493,000	$ 9,000
Additions during the period		15,446,000
Settlement of debt		(16,835,000)
Change in fair value of warrant liability	2,996,000	27,873,000
Balance	$ 29,489,000	$ 26,493,000